RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTIES:
Schedule of transactions with related parties
	For the year ended December 31
	2023	2022
Revenues from ST Engineering iDirect (“iDirect”) (*)	2,065	489

(*) iDirect is a shareholder of the Company  and after SPAC transaction iDirect is no longer a related party due to their decreased holding.

Schedule of key management compensation
For the year ended December 31, 2023:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting CEO	Full Time	0.25%	303	160	129
Ilan Gat (Simona Gat)	Former president and COO	Full Time	19.47%	605	-	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	26.35%	1,750	450	39

For the year ended December 31, 2022:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Ilan Gat (Simona Gat)	President and COO	Full Time	19.8%	660	40	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	27.04%	5,065	60	39

Schedule of outstanding balances with related parties
	For the year ended December 31
	2023	2022
Assets
Contract assets (Jet Talk)	-	1,679
Jet Talk	75	157
Total Assets	75	1,836
Labilities
Raysat Israel LTD.	550	160
Ilan Gat Engineers LTD	-	95
Former CEO	-	100
Current CEO	190	-
Jet Talk	-	53
Total Liabilities	740	408